VALUATION RESERVES	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
VALUATION RESERVES
NOTE 18 - VALUATION RESERVES
The following table summarizes the activity in our valuation accounts during the fiscal years ended December 31, 2024 and 2023.

(in thousands)	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions and Other	Balance at End of Period
Year Ended December 31, 2024
Allowance for Expected Credit Losses	$378	$24	$(11)	$391
Deferred tax assets-valuation allowance	$183,453	$456	$(110,418)	$73,491
Year Ended December 31, 2023
Allowance for Expected Credit Losses	$51	$483	$(156)	$378
Deferred tax assets-valuation allowance	$185,352	$41	$(1,940)	$183,453